GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Property, Plant and Equipment and Biological Assets (Details) - USD ($) $ in Millions			6 Months Ended	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance				$ 34,831
Impairment	$ 156	$ 2,617	$ 160		$ 205	$ 3,753
Property, plant and equipment ending balance			36,971	36,971	34,831
Property, plant and equipment, temporarily idle			325	325	359
Property, plant and equipment, assets retired from active use and not classified as held for sale			51	51	75
Brazil
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle			297	297	298
NAFTA
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle			6	6	43
Europe
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle			22	22	18
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance				61,433	62,835
Additions				2,938	2,426
Foreign exchange differences				7,343	(1,798)
Disposals				(958)	(1,543)
Divestments				(47)	(254)
Transfers to assets held for sale				(116)	(118)
Other movements				33	(115)
Property, plant and equipment ending balance			70,626	70,626	61,433	62,835
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance				(26,602)	(27,055)
Foreign exchange differences				(5,040)	1,513
Disposals				882	1,472
Divestments				43	182
Transfers to assets held for sale				82	63
Other movements				(124)	56
Depreciation charge for the year				2,690	2,628
Impairment				206	205
Property, plant and equipment ending balance			(33,655)	(33,655)	(26,602)	(27,055)
Land, buildings and Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance				7,970
Property, plant and equipment ending balance			8,489	8,489	7,970
Land, buildings and Improvements | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance				11,108	11,732
Additions				90	16
Foreign exchange differences				1,629	(606)
Disposals				(97)	(129)
Divestments				(7)	(64)
Transfers to assets held for sale				(21)	(3)
Other movements				143	162
Property, plant and equipment ending balance			12,845	12,845	11,108	11,732
Land, buildings and Improvements | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance				(3,138)	(3,344)
Foreign exchange differences				(940)	414
Disposals				61	103
Divestments				4	14
Transfers to assets held for sale				18	0
Other movements				(22)	0
Depreciation charge for the year				329	339
Impairment				10	(14)
Property, plant and equipment ending balance			(4,356)	(4,356)	(3,138)	(3,344)
Machinery, equipment and other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance				23,337
Property, plant and equipment ending balance			24,474	24,474	23,337
Biological assets			36	36	49
Bearer plants			35	35	36
Machinery, equipment and other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance				43,317	43,934
Additions				357	299
Foreign exchange differences				5,560	(1,122)
Disposals				(853)	(1,386)
Divestments				(40)	(186)
Transfers to assets held for sale				(95)	(97)
Other movements				1,928	1,875
Property, plant and equipment ending balance			50,174	50,174	43,317	43,934
Machinery, equipment and other | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance				(19,980)	(20,220)
Foreign exchange differences				(4,080)	1,083
Disposals				820	1,336
Divestments				39	168
Transfers to assets held for sale				64	63
Other movements				(118)	(13)
Depreciation charge for the year				2,249	2,178
Impairment				196	219
Property, plant and equipment ending balance			(25,700)	(25,700)	(19,980)	(20,220)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance				2,264
Property, plant and equipment ending balance			2,744	2,744	2,264
Construction in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance				3,257	3,510
Additions				2,441	2,074
Foreign exchange differences				154	(57)
Disposals				(7)	(24)
Divestments				0	(4)
Transfers to assets held for sale				0	(18)
Other movements				(2,113)	(2,224)
Property, plant and equipment ending balance			3,732	3,732	3,257	3,510
Construction in progress | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance				(993)	(1,060)
Foreign exchange differences				(18)	15
Disposals				1	24
Divestments				0	0
Transfers to assets held for sale				0	0
Other movements				22	28
Depreciation charge for the year				0	0
Impairment				0	0
Property, plant and equipment ending balance			(988)	(988)	(993)	(1,060)
Mining Assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance				1,260
Property, plant and equipment ending balance			1,264	1,264	1,260
Mining Assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance				3,751	3,659
Additions				50	37
Foreign exchange differences				0	(13)
Disposals				(1)	(4)
Divestments				0	0
Transfers to assets held for sale				0	0
Other movements				75	72
Property, plant and equipment ending balance			3,875	3,875	3,751	3,659
Mining Assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance				(2,491)	(2,431)
Foreign exchange differences				(2)	1
Disposals				0	9
Divestments				0	0
Transfers to assets held for sale				0	0
Other movements				(6)	41
Depreciation charge for the year				112	111
Impairment				0	0
Property, plant and equipment ending balance			$ (2,611)	$ (2,611)	$ (2,491)	$ (2,431)
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period				6 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period				7 years